Form N-1A Supplement	Oct. 15, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Intermediate Term Treasury ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR Portfolio Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio High Yield Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) S&P Kensho Clean Power ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) S&P 500(R) ESG ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Treasury ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Ultra Short T-Bill ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Long Term Treasury ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio TIPS ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Short Term Treasury ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Short Term Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Mortgage Backed Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Intermediate Term Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street(R) SPDR(R) Portfolio Long Term Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Changes to Fund Names
SPDR® Series Trust
(the “Trust”)
Supplement dated October 16, 2026, to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)
of certain series of the Trust (each, a “Fund”), each dated October 31, 2025, as may be supplemented from time to time
Effective October 31, 2026 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury Index ETF
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury Index ETF
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond Index ETF
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury Index ETF
State Street® SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond Index ETF
State Street® SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond Index ETF
State Street® SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond Index ETF
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond Index ETF
State Street® SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury Index ETF
State Street® SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS Index ETF
State Street® SPDR® Portfolio Ultra Short T‑Bill ETF	State Street® SPDR® Portfolio Ultra Short T‑Bill Index ETF
State Street® SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Grid Innovation ETF
State Street® SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® Scored and Screened ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.